Note 7 - Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
2019 (remaining 6 months)	$ 232	$ 239
2020	227
2021	232
2022	236
2023	80
Total future minimum lease payments	1,007
Less: imputed interest	(167)
Total	$ 840	$ 239